DEFERRED FINANCING COSTS	12 Months Ended
Dec. 31, 2011
DEFERRED FINANCING COSTS [Text Block]
6.	DEFERRED FINANCING COSTS

	2011	2010

Balance, beginning of year	$-	$1,283
Costs incurred	-	-
Amortization	-	(1,283)
Balance, end of year	$-	$-

During the year ended December 31, 2005, the Company paid a finder’s fee of $45,000 and other expenses of $1,202 relating to a convertible debenture financing.